     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

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SENTINEL VARIABLE PRODUCTS TRUST -------------------------------- (Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

     MONTPELIER, VT 05604
---------------------------------------
(Name and address of agent for service)

(802) 229-3113
--------------

Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

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Date of reporting period: 03/31/08

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Balanced Fund

Fund Profile
at March 31, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	69.2%

U.S. Government Obligations	29.1%

Cash and Other	1.7%

Top 10 Equity Holdings*

Description	Percent of Net Assets

General Electric Co.	1.9%

United Technologies Corp.	1.8%

ExxonMobil Corp.	1.8%

Honeywell Int'l., Inc.	1.5%

Weatherford Int'l., Ltd.	1.5%

Time Warner, Inc.	1.5%

Procter & Gamble Co.	1.5%

Chevron Corp.	1.3%

Medtronic, Inc.	1.3%

Zimmer Holdings, Inc.	1.2%

Total of Net Assets*	15.3%

Top Fixed Income Holdings*
		Maturity	Percent of
Description	Coupon	Date	Net Assets

FNR 06-63 VH	6.50%	03/25/23	8.3%

FHR 2454 BK	6.50%	05/15/32	5.6%

GNR 01-53 PB	6.50%	11/20/31	4.1%

FNR 06-88 BV	6.50%	11/25/25	2.8%

FNR 06-78 BV	6.50%	06/25/23	2.8%

FNR 06-66 NV	6.50%	02/25/24	2.8%

FNR 07-83 PB	6.00%	09/25/31	2.7%

Total of Net Assets*			29.1%

Average Effective Duration (for all Fixed Income Holdings) 4.7 years**

*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2008 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)

U.S. Government Obligations		29.1%	Government National Mortgage			CVS Caremark Corp.	2,700 $	109,377
U.S. Government Agency			Corporation 4.1%			Diageo PLC ADR	1,000	81,320
Obligations	29.1%		Collateralized Mortgage Obligations:			HJ Heinz Co.	4,000	187,880
Federal Home Loan Mortgage			GNR 01-53 PB
Corporation	5.6%		6.5%, 11/20/31	750M $	786,362	Kellogg Co.	2,500	131,400

Collateralized Mortgage Obligations:			Total U.S. Government			Kraft Foods, Inc.	1,384	42,918
FHR 2454 BK			Obligations			PepsiCo, Inc.	2,500	180,500

6.5%, 05/15/32	1,000M $	1,059,573	(Cost $5,399,354)		5,531,998	Philip Morris Int'l., Inc. *	2,000	101,160

Federal National Mortgage Association		19.4%				Procter & Gamble Co.	4,000	280,280

Collateralized Mortgage Obligations:				Shares				1,159,235

FNR 06-63 VH			Common Stocks	69.2%		Energy 8.7%
6.5%, 03/25/23	1,500M	1,582,633	Consumer Discretionary 4.0%			Chevron Corp.	3,000	256,080
FNR 06-78 BV			Comcast Corp.	8,250	156,502	EOG Resources, Inc.	1,500	180,000
6.5%, 06/25/23	500M	528,839	McDonald's Corp.	2,000	111,540	ExxonMobil Corp.	4,000	338,320
FNR 06-66 NV			McGraw-Hill Cos., Inc.	2,200	81,290
6.5%, 02/25/24	500M	525,568				Noble Energy, Inc.	2,000	145,600
FNR 06-88 BV			Time Warner, Inc.	20,000	280,400	Pride Int'l., Inc. *	3,500	122,325
6.5%, 11/25/25	500M	529,659	TJX Cos., Inc.	1,700	56,219	Schlumberger Ltd.	2,500	217,500
FNR 07-83 PB			Walt Disney Co.	2,500	78,450	Transocean, Inc.	713	96,398
6%, 09/25/31	500M	519,364			764,401	Weatherford Int'l., Ltd. *	4,000	289,880
								1,645,103
Total Federal National
Mortgage Association		3,686,063	Consumer Staples	6.1%

			Altria Group, Inc.	2,000	44,400

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Balanced Fund

	Shares	Value
		(Note 2)

Financials 9.8%
ACE Ltd.	1,700 $	93,602
American Express Co.	2,700	118,044
American Int'l. Group, Inc.	3,000	129,750
Ameriprise Financial, Inc.	540	27,999
Bank of America Corp.	5,000	189,550
Bank of New York Mellon
Corp.	3,800	158,574
Citigroup, Inc.	5,000	107,100
Goldman Sachs Group,
Inc.	600	99,234
Hartford Financial
Services	1,500	113,655
JPMorgan Chase & Co.	2,500	107,375
Marsh & McLennan Cos.,
Inc.	2,500	60,875
Merrill Lynch & Co., Inc.	1,600	65,184
Moody's Corp.	2,500	87,075
Morgan Stanley	1,700	77,690
Travelers Cos., Inc.	2,500	119,625
US Bancorp	3,400	110,024
Wachovia Corp.	2,500	67,500
Wells Fargo & Co.	4,200	122,220

		1,855,076

Health Care 10.9%
Amgen, Inc. *	2,000	83,560
Bristol-Myers Squibb Co.	4,800	102,240
Cigna Corp.	2,000	81,140
Covidien Ltd.	3,500	154,875
Eli Lilly & Co.	2,500	128,975
Hospira, Inc. *	4,000	171,080
Johnson & Johnson	3,000	194,610
Medco Health Solutions,
Inc. *	2,000	87,580
Medtronic, Inc.	5,000	241,850
Merck & Co., Inc.	3,500	132,825
Pfizer, Inc.	7,500	156,975
Quest Diagnostics, Inc.	700	31,689
Schering-Plough Corp.	5,000	72,050
St. Jude Medical, Inc. *	2,000	86,380
Teva Pharmaceutical
Industries Ltd. ADR	2,500	115,475
Zimmer Holdings, Inc. *	3,000	233,580

		2,074,884

Industrials 11.4%
Boeing Co.	2,000	148,740
Canadian National
Railway Co.	1,800	86,976
Deere & Co.	1,500	120,660

Shares		Value
		(Note 2)

General Dynamics Corp.	1,800 $	150,066
General Electric Co.	10,000	370,100
Honeywell Int'l., Inc.	5,200	293,384
Northrop Grumman Corp.	1,700	132,277
Rockwell Automation, Inc.	1,500	86,130
Tyco Int'l. Ltd.	1,500	66,075
Union Pacific Corp.	1,500	188,070
United Technologies Corp.	5,000	344,100
Waste Management, Inc.	5,000	167,800

		2,154,378

Information Technology	11.3%
Accenture Ltd.	2,100	73,857
Activision, Inc. *	3,000	81,930
Adobe Systems, Inc. *	3,500	124,565
Broadcom Corp. *	5,000	96,350
Cisco Systems, Inc. *	6,000	144,540
EMC Corp. *	5,600	80,304
Fiserv, Inc. *	1,500	72,135
Intel Corp.	7,500	158,850
Int'l. Business Machines
Corp.	1,500	172,710
Kla-Tencor Corp.	2,500	92,750
Microchip Technology,
Inc.	3,000	98,190
Microsoft Corp.	7,000	198,660
Motorola, Inc.	7,000	65,100
NetApp, Inc. *	7,200	144,360
Nokia Oyj ADR	4,500	143,235
Oracle Corp. *	1,500	29,340
SAP AG ADR	3,400	168,538
Seagate Technology	5,000	104,700
Texas Instruments, Inc.	3,500	98,945

		2,149,059

Materials 3.2%
EI Du Pont de Nemours &
Co.	3,500	163,660
Freeport-McMoRan
Copper & Gold, Inc.	2,000	192,440
Pactiv Corp. *	1,500	39,315
Praxair, Inc.	2,500	210,575

		605,990

Telecommunication Services		2.2%
America Movil SA de CV
ADR	3,500		222,915
AT&T, Inc.	2,400		91,920
Verizon Communications,
Inc.	3,000		109,350

			424,185

	Shares	Value
		(Note 2)

Utilities 1.6%
Entergy Corp.	1,000 $	109,080
NRG Energy, Inc. *	4,800	187,152

		296,232

Total Common Stocks
(Cost $10,483,136)		13,129,543

Total Investments 98.3%
(Cost $15,882,490)†		18,661,541

Other Assets in
Excess of
Liabilities 1.7%		319,996

Net Assets 100.0%		$ 18,981,537

*	Non-income producing
†	Cost for federal income tax purposes is
	$15,882,490. At March 31, 2008 unrealized
	appreciation for federal income tax purposes
	aggregated $2,779,051 of which $3,510,665
	related to appreciated securities and $731,614
	related to depreciated securities.
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Bond Fund

Fund Profile
at March 31, 2008 (Unaudited)

Average Effective Duration
	Percent of		Percent of
Duration	Fixed Income Holdings	Duration	Fixed Income Holdings

Less than 1 yr.	4.8%	4 yrs. to 5.99 yrs.	32.1%

1 yr. to 2.99 yrs.	11.1%	6 yrs. to 7.99 yrs.	6.0%

3 yrs. to 3.99 yrs.	38.2%	8 yrs. and over	7.8%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

FNMA 889258	7.00%	01/01/48	8.5%	FHR 2547 BH	5.50%	03/15/32	4.8%

GNMA 675054X	5.50%	01/15/23	7.1%	FNMA 256893	7.00%	08/01/47	4.8%

FHR 3138 PC	5.50%	06/15/32	6.0%	FNR 06-88 BV	6.50%	11/25/25	3.7%

FHR 2454 BK	6.50%	05/15/32	4.9%	FHRR R005 AB	5.50%	12/15/18	3.5%

FNR 06-63 VH	6.50%	03/25/23	4.9%	Total of Net Assets			53.0%

FHR 3254 QE	6.00%	11/15/36	4.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities at March 31, 2008 (Unaudited)

		Principal			Principal			Principal
		Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations			77.4%	Mortgage-Backed Securities:			Mortgage-Backed Securities:
U.S. Government Agency				15-Year:			40-Year:
Obligations	77.4%			FHLMC E02413			FNMA 256893
Federal Home Loan Mortgage				6%, 11/01/22	1,429M $	1,470,765	7%, 08/01/47	1,959M $	2,037,803

Corporation	32.2%			Total Federal Home Loan			FNMA 889258
Collateralized Mortgage Obligations:				Mortgage Corporation		13,824,190	7%, 01/01/48	3,500M	3,641,094

FHRR R005 AB

5.5%, 12/15/18		1,461M $	1,494,612	Federal National Mortgage					5,678,897

				Association	33.2%		Total Federal National
FHR 3395 C				Collateralized Mortgage Obligations:			Mortgage Association		14,256,492

6.75%, 01/15/24		959M	1,015,223
FHR 3181 BV				FNR 06-63 VH			Government National Mortgage
6.5%, 06/15/26		1,000M	1,058,798	6.5%, 03/25/23	2,000M	2,110,177	Corporation	12.0%
FHR 2547 BH				FNR 06-78 BV			Collateralized Mortgage Obligations:
5.5%, 03/15/32		2,000M	2,048,640	6.5%, 06/25/23	1,000M	1,057,679	GNR 01-53 PB
FHR 2454 BK				FNR 06-100 VB			6.5%, 11/20/31	750M	786,363

6.5%, 05/15/32		2,000M	2,119,146	6%, 02/25/24	1,000M	1,046,346	Mortgage-Backed Securities:
FHR 3138 PC				FNR 06-66 NV			15-Year:
				6.5%, 02/25/24	551M	579,680
5.5%, 06/15/32		2,500M	2,564,096				GNMA 679437X
				FNR 06-88 BV
FHR 3254 QE							6%, 11/15/22	1,262M	1,302,941
6%, 11/15/36		2,000M	2,052,910	6.5%, 11/25/25	1,500M	1,588,977

			12,353,425	FNR 07-83 PB

				6%, 09/25/31	500M	519,364
				FNR 06-44B OE
				5.5%, 09/25/32	1,000M	1,024,161
				FNR 07-65 DB
				6%, 06/25/34	628M	651,211

						8,577,595

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Bond Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

GNMA 675054X			Sabine Pass LNG LP
5.5%, 01/15/23	2,962M $	3,034,154	7.25%, 11/30/13	250M $	242,500

		4,337,095			735,262

Total Government National			Telecommunication Services 1.2%
Mortgage Corporation		5,123,458	AT&T, Inc.

Total U.S. Government			4.95%, 01/15/13	500M	502,224

Obligations			Total Bonds
(Cost $32,854,631)		33,204,140	(Cost $8,847,648)		8,851,832

Bonds 20.7%			Total Investments 98.1%
Basic Industry 3.6%			(Cost $41,702,279)†		42,055,972

General Mills, Inc.			Other Assets in
5.65%, 09/10/12	500M	520,528	Excess of
Pactiv Corp.			Liabilities 1.9%		822,481

5.875%, 07/15/12	500M	510,938
Waste Management, Inc.			Net Assets 100.0%	$ 42,878,453

6.1%, 03/15/18	500M	502,736

		1,534,202	†	Cost for federal income tax purposes is

Consumer Cyclical	1.2%			$41,702,279. At March 31, 2008 unrealized
McDonald's Corp.				appreciation for federal income tax purposes
4.125%, 06/01/13	500M	501,960		aggregated $353,692 of which $491,770

Consumer Staple	1.2%			related to appreciated securities and $138,078
United Parcel Service, Inc.				related to depreciated securities.
4.5%, 01/15/13	500M	518,586	(b)	Security exempt from registration under Rule

				144A of the Securities Act of 1933, as
Energy 4.8%				amended. These securities may be resold in
Chesapeake Energy Corp.				transactions exempt from registrations,
6.875%, 11/15/20	500M	487,500		normally to qualified institutional buyers. At
Kimberly-Clark Corp.				March 31, 2008, the market value of rule
6.125%, 08/01/17	500M	541,290		144A securities amounted to $477,001 or
Transocean, Inc.			1.11% of net assets.
5.25%, 03/15/13	500M	511,497
Weatherford Int'l. Ltd
6%, 03/15/18	500M	503,538

		2,043,825

Financial 5.8%
Bank of New York
4.95%, 01/14/11	500M	516,135
Caterpillar Financial
Services Corp.
4.25%, 02/08/13	500M	499,898
ERAC USA Finance Co.
5.8%, 10/15/12 (b)	500M	477,001
General Electric Capital Corp.
5.25%, 10/19/12	500M	520,083
Goldman Sachs Group, Inc.
6.15%, 04/01/18	500M	500,181

		2,513,298

Media 1.2%
Time Warner Cos., Inc.
6.875%, 06/15/18	500M	502,475

Real Estate 1.7%
Buckeye Partners LP
4.625%, 07/15/13	500M	492,762

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Common Stock Fund

Fund Profile
at March 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Health Care	15.3%	Consumer Staples	10.0%

Industrials	15.3%	Consumer Discretionary	5.2%

Energy	14.7%	Materials	4.8%

Information Technology	13.8%	Telecommunication Services	2.2%

Financials	13.0%	Utilities	1.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

General Electric Co.	3.0%	United Technologies Corp.	1.8%

ExxonMobil Corp.	2.7%	PepsiCo, Inc.	1.7%

Chevron Corp.	2.4%	HJ Heinz Co.	1.7%

Schlumberger Ltd.	2.1%	Freeport-McMoRan Copper & Gold, Inc.	1.6%

Procter & Gamble Co.	2.0%	Total of Net Assets	20.8%

Time Warner, Inc.	1.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	95.7%		ExxonMobil Corp.	40,000 $	3,383,200	Morgan Stanley	7,600 $	347,320
Consumer Discretionary	5.2%		Noble Energy, Inc.	10,000	728,000	Travelers Cos., Inc.	25,000	1,196,250
Comcast Corp.	60,000 $	1,138,200	Pride Int'l., Inc. *	37,500	1,310,625	US Bancorp	25,000	809,000
McDonald's Corp.	20,000	1,115,400	Schlumberger Ltd.	30,000	2,610,000	Wachovia Corp.	18,000	486,000
McGraw-Hill Cos., Inc.	20,000	739,000	Total SA ADR	25,000	1,850,250	Wells Fargo & Co.	25,000	727,500

Time Warner, Inc.	163,500	2,292,270	Transocean, Inc.	10,000	1,352,000			16,204,098

TJX Cos., Inc.	15,000	496,050	Weatherford Int'l., Ltd. *	25,000	1,811,750	Health Care 15.3%

Walt Disney Co.	21,400	671,532			18,404,925	Amgen, Inc. *	12,500	522,250

		6,452,452	Financials 13.0%			Baxter Int'l., Inc.	15,000	867,300

Consumer Staples	10.0%		ACE Ltd.	17,500	963,550	Bristol-Myers Squibb Co.	40,000	852,000
Altria Group, Inc.	14,600	324,120	American Express Co.	45,000	1,967,400	Cigna Corp.	25,000	1,014,250
CVS Caremark Corp.	35,000	1,417,850	American Int'l. Group, Inc.	30,000	1,297,500	Covidien Ltd.	40,000	1,770,000
Diageo PLC ADR	8,500	691,220	Ameriprise Financial, Inc.	3,842	199,208	Eli Lilly & Co.	15,000	773,850
HJ Heinz Co.	45,000	2,113,650	Bank of America Corp.	35,000	1,326,850	Gilead Sciences, Inc. *	20,000	1,030,600
Kellogg Co.	25,000	1,314,000	Bank of New York Mellon			Hospira, Inc. *	20,000	855,400
Kimberly-Clark Corp.	12,000	774,600	Corp.	45,000	1,877,850	Johnson & Johnson	30,000	1,946,100
Kraft Foods, Inc.	20,103	623,394	Citigroup, Inc.	31,000	664,020	Medco Health Solutions,
PepsiCo, Inc.	29,400	2,122,680	Goldman Sachs Group,			Inc. *	10,000	437,900
Philip Morris Int'l., Inc. *	14,600	738,468	Inc.	2,800	463,092	Medtronic, Inc.	40,000	1,934,800
Procter & Gamble Co.	35,000	2,452,450	Hartford Financial			Merck & Co., Inc.	35,000	1,328,250

			Services	15,000	1,136,550
		12,572,432				Pfizer, Inc.	67,500	1,412,775

			JPMorgan Chase & Co.	25,400	1,090,930
Energy 14.7%						Quest Diagnostics, Inc.	4,600	208,242
			Marsh & McLennan Cos.,
Baker Hughes, Inc.	15,000	1,027,500	Inc.	20,000	487,000	Schering-Plough Corp.	35,000	504,350
Chevron Corp.	35,000	2,987,600	Merrill Lynch & Co., Inc.	7,200	293,328	St. Jude Medical, Inc. *	30,000	1,295,700
EOG Resources, Inc.	11,200	1,344,000	Moody's Corp.	25,000	870,750

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Common Stock Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)

Teva Pharmaceutical			Freeport-McMoRan
Industries Ltd. ADR	17,500 $	808,325	Copper & Gold, Inc.	20,800 $	2,001,376
Zimmer Holdings, Inc. *	20,000	1,557,200	Pactiv Corp. *	35,000	917,350

		19,119,292	Praxair, Inc.	17,000	1,431,910

Industrials 15.3%					5,987,236

Boeing Co.	15,000	1,115,550	Telecommunication Services 2.2%
Canadian National			America Movil SA de CV
Railway Co.	23,100	1,116,192	ADR	20,000	1,273,800
Caterpillar, Inc.	15,000	1,174,350	AT&T, Inc.	14,400	551,520
Deere & Co.	15,000	1,206,600	Embarq Corp.	635	25,464
General Dynamics Corp.	15,000	1,250,550	Verizon Communications,
General Electric Co.	100,000	3,701,000	Inc.	10,000	364,500
Honeywell Int'l., Inc.	30,000	1,692,600	Vodafone Group PLC
Northrop Grumman Corp.	12,000	933,720	ADR *	17,500	516,425

Rockwell Automation, Inc.	15,000	861,300			2,731,709

Tyco Int'l. Ltd.	30,000	1,321,500	Utilities 1.4%
Union Pacific Corp.	8,100	1,015,578	Entergy Corp.	7,500	818,100
United Technologies Corp.	32,000	2,202,240	NRG Energy, Inc. *	25,000	974,750

Waste Management, Inc.	45,000	1,510,200			1,792,850

			Total Common Stocks

		19,101,380	(Cost $102,411,780)		119,691,321

Information Technology 13.8%
Accenture Ltd.	15,000	527,550		Principal
				Amount
Activision, Inc. *	40,000	1,092,400		(M=$1,000)

Adobe Systems, Inc. *	22,500	800,775	Corporate Short-Term Notes		2.8%
Broadcom Corp. *	40,000	770,800	Prudential Funding
Cisco Systems, Inc. *	50,000	1,204,500	2.1%, 04/01/08
EMC Corp. *	40,000	573,600	(Cost $3,500,000)	3,500M	3,500,000

Fiserv, Inc. *	7,000	336,630	U.S. Government Obligations		3.3%
Intel Corp.	50,000	1,059,000	Federal Home Loan Bank 3.3%
Int'l. Business Machines			Agency Discount Notes:
Corp.	15,900	1,830,726	1.55%, 04/02/08
			(Cost $4,099,823)	4,100M	4,099,823

Kla-Tencor Corp.	25,000	927,500	Total Investments 101.8%
Microchip Technology,			(Cost $110,011,603)†		127,291,144

Inc.	14,000	458,220	Excess of Liabilities
Microsoft Corp.	60,000	1,702,800	Over Other
Motorola, Inc.	75,000	697,500	Assets (1.8)%		(2,299,875)

NetApp, Inc. *	50,000	1,002,500	Net Assets 100.0%	$ 124,991,269

Nokia Oyj ADR	35,000	1,114,050
Oracle Corp. *	5,300	103,668
Qualcomm, Inc.	8,500	348,500	* Non-income producing
SAP AG ADR	20,000	991,400	†	Cost for federal income tax purposes is
				$110,011,603. At March 31, 2008 unrealized
Seagate Technology	26,200	548,628		appreciation for federal income tax purposes
Texas Instruments, Inc.	30,000	848,100		aggregated $17,279,541 of which
Tyco Electronics Ltd.	11,250	386,100		$22,608,179 related to appreciated securities

		17,324,947		and $5,328,638 related to depreciated

			securities.
Materials 4.8%			ADR - American Depository Receipt
EI Du Pont de Nemours &
Co.	35,000	1,636,600

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Money Market Fund

Investment in Securities at March 31, 2008 (Unaudited)

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)

U.S. Government Obligations 9.6%			New Jersy Natural Gas
Freddie Mac Discount Notes			2.2%, 04/07/08	900M $	899,670
1.85%, 04/01/08	105M $	105,000	Procter & Gamble

Federal Home Loan Bank	7.8%		2.2%, 04/25/08	995M	993,541
Agency Discount Notes:			Prudential Funding
			3.03%, 04/16/08	900M	898,864
Federal Home Loan Bank
Discount Notes			Reckitt Ben Place
2.13%, 04/23/08	130M	129,831	3.1%, 04/22/08	970M	968,246
Federal Home Loan Bank			Sanpaolo Imi US Fin. Co.
Discount Notes			2.5%, 04/30/08	960M	958,067
2.15%, 04/25/08	856M	854,773	Southern Co. Funding
Federal Home Loan Bank			2.25%, 04/21/08	285M	284,644
Discount Notes			2.25%, 04/25/08	710M	708,935
1.849%, 04/29/08	547M	546,213	UBS Finance (de)

Total Federal Home Loan			3.02%, 04/23/08	970M	968,210
Bank		1,530,817	Wells Fargo Co.

Federal National Mortgage			2.47%, 04/30/08	980M	978,050

Association 1.3%			Total Corporate
Agency Discount Notes:			Short-Term Notes
Fannie Mae Discount Notes			(Cost $17,907,840)		17,907,840

2.9%, 04/01/08	246M	246,000	Total Investments 101.2%

Total U.S. Government			(Cost $19,789,657)†		19,789,657

Obligations			Excess of Liabilities
(Cost $1,881,817)		1,881,817	Over Other

Corporate Short-Term Notes 91.6%			Assets (1.2)%		(233,339)

American Express Credit			Net Assets 100.0%	$ 19,556,318

2.55%, 04/09/08	927M	926,475
American General Finance
2.7%, 05/09/08	235M	234,330	† Also cost for federal income tax purposes.
2.88%, 05/09/08	745M	742,735
Astrazeneca Place
2.2%, 08/26/08	770M	763,083
AT&T, Inc.
2.28%, 04/11/08	298M	297,811
2.5%, 04/11/08	697M	696,516
BASF-AG
3%, 04/15/08	900M	898,950
BMW US Capital
2.2%, 04/21/08	855M	853,955
Caterpillar Financial
2.4%, 04/15/08	282M	281,737
Chevron Funding
2.8%, 04/03/08	937M	936,854
Fortis Funding
2.58%, 07/22/08	950M	942,375
General Electric Capital
2.35%, 08/18/08	985M	976,062
Harley - Davidson Funding
2.2%, 04/22/08	808M	806,963
Nestle Capital Corp.
1.99%, 05/16/08	409M	407,982
2.2%, 05/12/08	485M	483,785

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Mid Cap Growth Fund

Fund Profile
at March 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	21.4%	Materials	6.9%

Industrials	19.8%	Financials	4.7%

Energy	15.8%	Consumer Staples	3.4%

Consumer Discretionary	12.6%	Telecommunication Services	1.2%

Health Care	11.6%	Utilities	0.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Activision, Inc.	2.1%	Southwestern Energy Co.	1.6%

Covance, Inc.	1.9%	St. Jude Medical, Inc.	1.5%

Range Resources Corp.	1.8%	Cameron Int'l. Corp.	1.5%

IHS, Inc.	1.8%	Continental Resources, Inc.	1.5%

MEMC Electronic Materials, Inc.	1.8%	Total of Net Assets	17.1%

Nuance Communications, Inc.	1.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	97.8%		Continental Resources,			BioMarin
Consumer Discretionary	12.6%		Inc. *	11,100 $	353,979	Pharmaceuticals, Inc. *	5,000 $	176,850
Abercrombie & Fitch Co.	3,700 $	270,618	ITC Holdings Corp.	2,800	145,768	Covance, Inc. *	5,400	448,038
Apollo Group, Inc. *	3,700	159,840	Nabors Industries Ltd. *	6,500	219,505	Dentsply Int'l. Inc	4,700	181,420
Cablevision Systems			Noble Energy, Inc.	1,300	94,640	Gen-Probe, Inc. *	5,300	255,460
Corp. *	10,100	216,443	Oceaneering Int'l. Inc *	4,200	264,600	Hologic, Inc. *	5,500	305,800
Chipotle Mexican Grill,			Range Resources Corp.	6,900	437,805	Hospira, Inc. *	6,000	256,620
Inc. *	1,900	215,517	SandRidge Energy, Inc. *	7,200	281,880	Invitrogen Corp. *	2,900	247,863
Coach, Inc. *	7,600	229,140	Smith Int'l., Inc.	2,900	186,267	Millennium
Dick's Sporting Goods,			Southwestern Energy			Pharmaceuticals, Inc. *	3,800	58,748
Inc. *	11,600	310,648	Co. *	11,200	377,328	St. Jude Medical, Inc. *	8,400	362,796
GameStop Corp. *	6,400	330,944	Transocean, Inc.	2,000	270,400	Varian Medical Systems,
Int'l. Game Technology	6,300	253,323	Weatherford Int'l., Ltd. *	4,200	304,374	Inc. *	5,500	257,620

Nordstrom, Inc.	7,100	231,460	Williams Cos, Inc.	8,200	270,436			2,763,516

Strayer Education, Inc.	1,900	289,750			3,779,575	Industrials 19.8%

Tiffany & Co.	5,800	242,672	Financials 4.7%			Ametek, Inc.	6,400	281,024
VF Corp.	3,400	263,534	Affiliated Managers			BE Aerospace, Inc. *	9,100	318,045

		3,013,889	Group, Inc. *	1,800	163,332	Bucyrus Int'l. Inc	2,500	254,125

Consumer Staples	3.4%		CME Group, Inc.	360	168,876	Corrections Corp of
HJ Heinz Co.	6,100	286,517	IntercontinentalExchange,			America *	9,900	272,448
McCormick & Co., Inc.	8,300	306,851	Inc. *	2,000	261,000	DryShips, Inc.	3,500	209,685
UST, Inc.	3,900	212,628	Invesco Ltd.	13,100	319,116	Expeditors Int'l.

		805,996	T Rowe Price Group, Inc.	4,300	215,000	Washington, Inc.	4,700	212,346

Energy 15.8%					1,127,324	First Solar, Inc. *	1,200	277,368

Cameron Int'l. Corp. *	8,600	358,104	Health Care 11.6%			Geo Group, Inc. *	10,800	307,152
Consol Energy, Inc.	3,100	214,489	Alpharma, Inc. *	8,100	212,301	Goodrich Corp.	4,300	247,293
The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Mid Cap Growth Fund

Shares		Value		Shares	Value
		(Note 2)			(Note 2)

IHS, Inc. *	6,700 $	430,877	NII Holdings, Inc. *	4,900 $	155,722

JA Solar Holdings Co Ltd.					279,822

ADR *	12,900	239,940	Utilities 0.4%
Jacobs Engineering			Dynegy, Inc. *	12,400	97,836

Group, Inc. *	4,500	331,155	Total Investments 97.8%
Precision Castparts Corp.	2,500	255,200	(Cost $19,674,314)†		23,339,009

Republic Services, Inc.	9,100	266,084	Other Assets in
Ritchie Bros Auctioneers,			Excess of
Inc.	3,900	320,268	Liabilities 2.2%		517,172

Roper Industries, Inc.	3,300	196,152	Net Assets 100.0%		$ 23,856,181

Stericycle, Inc. *	5,800	298,700

		4,717,862

Information Technology	21.4%		*	Non-income producing
Activision, Inc. *	18,700	510,697	†	Cost for federal income tax purposes is
				$19,674,314. At March 31, 2008 unrealized
Altera Corp.	16,800	309,624		appreciation for federal income tax purposes
Amphenol Corp.	8,200	305,450		aggregated $3,664,695 of which $4,304,576
Ansys, Inc. *	8,400	289,968		related to appreciated securities and $639,882
Autodesk, Inc. *	7,600	239,248		related to depreciated securities.
Cognizant Technology			ADR	- American Depository Receipt
Solutions Corp. *	12,100	348,843
Cypress Semiconductor
Corp. *	13,000	306,930
Electronic Arts, Inc. *	5,400	269,568
Equinix, Inc. *	4,300	285,907
Intersil Corp.	11,500	295,205
Juniper Networks, Inc. *	10,400	260,000
McAfee, Inc. *	8,800	291,192
MEMC Electronic
Materials, Inc. *	5,900	418,310
Nuance Communications,
Inc. *	21,800	379,538
Research In Motion Ltd. *	2,600	291,798
Trimble Navigation Ltd. *	10,300	294,477

		5,096,755

Materials 6.9%
Agrium, Inc.	5,400	335,394
Allegheny Technologies,
Inc.	1,700	121,312
Carpenter Technology
Corp.	3,900	218,283
Freeport-McMoRan
Copper & Gold, Inc.	1,600	153,952
Praxair, Inc.	3,700	311,651
Steel Dynamics, Inc.	8,400	277,536
Yamana Gold, Inc.	16,300	238,306

		1,656,434

Telecommunication Services 1.2%
MetroPCS
Communications, Inc. *	7,300	124,100

		The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Small Company Fund

Fund Profile
at March 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	18.9%	Consumer Discretionary	9.9%

Industrials	18.5%	Materials	5.7%

Health Care	15.1%	Consumer Staples	4.5%

Financials	12.4%	Telecommunication Services	0.7%

Energy	10.4%	Utilities	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Superior Energy Services	2.2%	Micros Systems, Inc.	1.7%

Ansys, Inc.	2.0%	Comstock Resources, Inc.	1.7%

Core Laboratories NV	1.9%	Portfolio Recovery Associates, Inc.	1.6%

Aptargroup, Inc.	1.8%	IDEX Corp.	1.5%

LKQ Corp.	1.7%	Total of Net Assets	17.8%

Oil States Int'l. Inc	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2008 (Unaudited)

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 96.8%			Hain Celestial Group,			National Financial
Consumer Discretionary	9.9%		Inc. *	18,300 $	539,850	Partners Corp.	12,300 $	276,381

Bright Horizons Family					2,773,219	optionsXpress Holdings,

Solutions, Inc. *	19,700 $	847,888	Energy 10.4%			Inc.	38,900	805,619
Choice Hotels Int'l. Inc	17,800	607,158	Comstock Resources,			Portfolio Recovery
Dress Barn, Inc. *	32,000	414,080	Inc. *	26,200	1,055,860	Associates, Inc.	23,100	990,759
Iconix Brand Group, Inc. *	25,200	437,220	Core Laboratories NV *	10,100	1,204,930	Selective Insurance Group	37,400	893,112
LKQ Corp. *	47,800	1,074,066	Dril-Quip, Inc. *	7,400	343,878	UCBH Holdings, Inc.	61,800	479,568

McCormick & Schmick's			NATCO Group, Inc. *	11,200	523,600			7,677,661

Seafood Restaurants,			Oil States Int'l. Inc *	23,900	1,070,959	Health Care 15.1%
Inc. *	28,400	330,860	Superior Energy			American Medical
Men's Wearhouse, Inc.	11,900	276,913	Services *	33,700	1,335,194	Systems Holdings,
Monarch Casino &			Tetra Technologies, Inc. *	55,500	879,120	Inc. *	51,100	725,109

Resort, Inc. *	21,200	375,452				Bio-Rad Laboratories,
					6,413,541

Sonic Corp. *	27,800	612,712				Inc. *	8,400	747,180
			Financials 12.4%			Gen-Probe, Inc. *	11,600	559,120
Strayer Education, Inc.	100	15,250
Tractor Supply Co. *	9,200	363,584	Delphi Inc. Financial Group,	17,700	517,371	HealthExtras, Inc. *	25,800	640,872
Wolverine World Wide,			Endurance Specialty			Healthways, Inc. *	11,200	395,808
Inc.	26,700	774,567	Holdings Ltd.	20,500	750,300	Idexx Laboratories, Inc. *	6,400	315,264

		6,129,750	First Midwest Bancorp Inc.	20,200	560,954	Immucor, Inc. *	20,100	428,934

Consumer Staples 4.5%			Glacier Bancorp, Inc.	36,400	697,788	Integra LifeSciences
Casey's General Stores,			Healthcare Realty Trust,			Holdings Corp. *	16,700	725,949
Inc.	18,900	427,140	Inc. * (b)	15,500	405,325	inVentiv Health, Inc. *	17,700	509,937
Chattem, Inc. *	9,700	643,498	Investment Technology			Meridian Bioscience, Inc.	18,900	631,827
Church & Dwight Co., Inc.	11,900	645,456	Group, Inc. *	18,800	868,184	Psychiatric Solutions,
Flowers Foods, Inc.	20,900	517,275	Lexington Realty			Inc. *	26,200	888,704
			Trust * (b)	30,000	432,300
The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Variable Products Trust Small Company Fund

Shares		Value		Shares	Value
		(Note 2)			(Note 2)

Sirona Dental Systems,			Power Integrations, Inc. *	22,500 $	658,350
Inc.	16,300 $	439,611	Progress Software Corp. *	20,400	610,368
Techne Corp. *	7,100	478,256	Quality Systems, Inc.	26,800	800,516
Varian, Inc. *	8,650	501,008	Rofin-Sinar Technologies,
Vital Signs, Inc.	9,700	491,305	Inc. *	16,100	722,890
West Pharmaceutical			Supertex, Inc. *	16,000	326,560

Services, Inc.	18,900	835,947			11,654,151

		9,314,831	Materials 5.7%

Industrials 18.5%			Aptargroup, Inc.	28,800	1,121,184
American Reprographics			Carpenter Technology
Co. *	35,200	522,368	Corp.	12,100	677,237
Clarcor, Inc.	22,100	785,655	Flotek Industries, Inc. *	22,000	320,980
Consolidated Graphics,			RTI Int'l. Metals, Inc. *	12,000	542,520
Inc. *	13,800	773,490	Silgan Holdings, Inc.	17,900	888,377

CRA Int'l. Inc *	17,900	575,306			3,550,298

Curtiss-Wright Corp.	14,200	589,016
			Telecommunication Services 0.7%
Dynamic Materials Corp.	3,100	133,920	Cbeyond, Inc. *	23,800	447,202

ESCO Technologies,
Inc. *	15,600	619,632	Utilities 0.7%
Forward Air Corp.	16,800	595,392	Atmos Energy Corp.	15,900	405,450

Healthcare Services			Total Common Stocks

Group	24,650	508,776	(Cost $56,161,217)		59,798,226

Heartland Express, Inc.	40,300	574,678		Principal
Heico Corp.	9,900	388,377		Amount
IDEX Corp.	30,100	923,769		(M=$1,000)

Interline Brands, Inc. *	21,500	398,825	Corporate Short-Term Notes		2.7%
Kaydon Corp.	14,800	649,868	Toyota Mtr Cred
			2.1%, 04/03/08
Moog, Inc. *	16,900	713,349	(Cost $1,699,802)	1,700M	1,699,802

Ritchie Bros Auctioneers,			Total Investments 99.5%
Inc.	6,000	492,720	(Cost $57,861,019)†		61,498,028

Toro Co.	11,400	471,846	Other Assets in
Wabtec Corp.	21,300	802,158	Excess of

Waste Connections, Inc. *	29,700	912,978	Liabilities 0.5%		302,890

		11,432,123	Net Assets 100.0%	$ 61,800,918

Information Technology	18.9%
Ansoft Corp. *	24,000	732,480	*	Non-income producing
Ansys, Inc. *	36,300	1,253,076	†	Cost for federal income tax purposes is
Blackbaud, Inc.	18,300	444,324		$57,861,019. At March 31, 2008 unrealized
Daktronics, Inc.	49,500	886,545		appreciation for federal income tax purposes
Diodes, Inc. *	38,300	841,068		aggregated $3,637,008 of which $9,210,970
				related to appreciated securities and
Factset Research				$5,573,962 related to depreciated securities.
Systems, Inc.	8,800	474,056	(b)	Real Estate Investment Trusts
Formfactor, Inc. *	27,100	517,610	ADR - American Depository Receipt
Jack Henry & Associates,
Inc.	13,000	320,710
Micros Systems, Inc. *	31,600	1,063,656
NeuStar, Inc. *	24,500	648,760
Nice Systems Ltd. ADR *	29,900	843,778
Polycom, Inc. *	22,600	509,404

		The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION: The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified.

NOTE 2:

PRICING FUND SHARES:

The net asset value for each Fund is calculated once, at the close of the NYSE usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund’s outstanding shares.

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 –Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

· Level 1 – Quoted prices in active markets for identical securities.

· Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

· Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of March 31, 2008 were as follows:

	Quoted
	Prices in
	Active	Other
	Markets for	Significant	Significant
	Identical	Observable Unobservable
SVP	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:
Balanced $ 13,129,543		$ 5,531,998	–	$ 18,661,541

Bond	–	36,377,076	5,678,896	42,055,972

Common
Stock	119,691,320	7,599,824	–	127,291,144

Mid Cap
Growth	23,339,009	–	–	23,339,009

Money
Market	–	19,789,657	–	19,789,657

Small
Company	59,798,226	1,699,802	–	61,498,028

Liabilities: Investments in Securities:

None.

Fair Value Level 3 activity for the fiscal period ended March 31, 2008 was as follows:

SVP Fund	Bond

Assets:
Investments in Securities:
Beginning Balance	$ –

Purchases	5,694,297
Transfers Into Level 3	–
Sales	(17,830)
Transfers Out of Level 3	–
Accrued Amortization	(139)
Realized Gains (Losses)	(557)
Unrealized Gains (Losses)	3,125

Ending Balance	$ 5,678,896

Liabilities:
Investments in Securities:
None.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A -2(A)). Filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone --------------------- Thomas P. Malone Vice President & Treasurer Date 05/23 /2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian W. Thwaites
-------------------------
Christian W. Thwaites
President and Chief Executive Officer

Date 05/23 /2008

By /s/ Thomas P. Malone
---------------------
Thomas P. Malone
Vice President & Treasurer

Date 05/23 /2008